Schedule of Investments
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.76%
China–54.78%
Alibaba Group Holding Ltd., ADR(a)	44,278	$7,664,965
Asia Cement China Holdings Corp.	747,000	1,037,628
Autohome, Inc., ADR(a)	18,512	1,573,520
Baoshan Iron & Steel Co., Ltd., Class A	984,099	906,190
Changyou.com Ltd., ADR	7,682	60,611
China Animal Healthcare Ltd.(a)(b)	349,000	0
China Mobile Ltd.	291,500	2,481,294
CIMC Enric Holdings Ltd.	1,260,000	908,698
Ctrip.com International, Ltd., ADR(a)	29,890	1,165,112
Jiangsu Hengrui Medicine, Class A	86,672	840,080
MicroPort Scientific Corp.	409,000	342,876
Minth Group Ltd.	710,000	1,992,657
Qingdao Port International Co., Ltd., Class H, REGS(c)	1,770,000	1,263,102
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,732,000	1,654,088
Shanghai International Airport Co., Ltd., Series A	220,925	2,645,656
Sino Biopharmaceutical Ltd.	1,820,000	2,212,810
Stella International Holdings Ltd.	157,000	252,665
Tencent Holdings Ltd.	120,700	5,645,185
Toly Bread Co., Ltd., Series A	70,370	422,691
Towngas China Co., Ltd.(a)	1,632,000	1,245,544
Uni-President China Holdings Ltd.	1,520,000	1,805,458
Universal Scientific Industrial Shanghai Co., Ltd., Class A	719,600	1,433,009
Vipshop Holdings Ltd., ADR(a)	160,787	1,221,981
Weibo Corp., ADR(a)	59,284	2,322,154
Xiabuxiabu Catering Management China Holdings Co., Ltd., REGS(a)(c)(d)	654,500	915,948
YY, Inc., ADR(a)	22,343	1,434,197
		43,448,119
Hong Kong–12.57%
AIA Group Ltd.	260,000	2,650,260
Ajisen (China) Holdings Ltd.	734,000	314,813
Cafe de Coral Holdings Ltd.	212,000	705,321
CK Hutchison Holdings Ltd.	276,000	2,582,138
Pou Sheng International (Holdings) Ltd.	1,524,000	422,207
Sa Sa International Holdings Ltd.(d)	1,176,000	330,151
SmarTone Telecommunications Holdings Ltd.	474,000	436,326
Sun Art Retail Group Ltd.	2,502,500	2,530,519
		9,971,735
India–9.02%
Bajaj Finance Ltd.	16,070	757,839
HDFC Bank Ltd.	48,166	1,570,877
ICICI Bank Ltd.	246,445	1,518,690
Shares		Value
India–(continued)
Infosys Ltd.	233,628	$2,666,020
Maruti Suzuki India Ltd.	8,012	636,190
		7,149,616
Singapore–1.14%
ComfortDelGro Corp. Ltd.	458,300	902,211
South Korea–10.17%
Hyundai Mobis Co., Ltd.	4,721	955,702
LG Chem Ltd.	5,379	1,525,299
LG Electronics, Inc.	21,179	1,162,365
NCSoft Corp.	2,556	1,035,628
Samsung Electronics Co., Ltd.	72,134	2,752,150
Shinhan Financial Group Co., Ltd.	17,368	636,550
		8,067,694
Taiwan–11.08%
Asustek Computer, Inc.	155,000	1,104,200
Chin-Poon Industrial Co., Ltd.	318,000	342,490
Formosa Plastics Corp.	523,000	1,688,324
PChome Online, Inc.(a)	284,000	1,384,133
President Chain Store Corp.	99,000	954,438
San Fang Chemical	114,000	85,062
St. Shine Optical Co., Ltd.	39,000	652,993
Taiwan Semiconductor Manufacturing Co., Ltd.	220,143	1,820,026
Voltronic Power Technology Corp.(a)	35,000	753,437
		8,785,103
Total Common Stocks & Other Equity Interests (Cost $72,410,454)		78,324,478
Money Market Funds–0.94%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)	261,411	261,411
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)	186,764	186,838
Invesco Treasury Portfolio, Institutional Class, 2.15%(e)	298,755	298,755
Total Money Market Funds (Cost $746,989)		747,004
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.70% (Cost $73,157,443)		79,071,482
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.42%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)(f)	251,107	251,107

See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)(f)	83,669	$83,702
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $334,804)		334,809
TOTAL INVESTMENTS IN SECURITIES—100.12% (Cost $73,492,247)		79,406,291
OTHER ASSETS LESS LIABILITIES–(0.12)%		(98,247)
NET ASSETS–100.00%		$79,308,044
Investment Abbreviations:
ADR	– American Depositary Receipt
REGS	– Regulation S
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $2,179,050, which represented 2.75% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at July 31, 2019.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
China	$15,442,540	$28,005,579	$0	$43,448,119
Hong Kong	—	9,971,735	—	9,971,735
India	—	7,149,616	—	7,149,616
Singapore	—	902,211	—	902,211
South Korea	—	8,067,694	—	8,067,694
Taiwan	—	8,785,103	—	8,785,103
Money Market Funds	1,081,813	—	—	1,081,813
Total Investments	$16,524,353	$62,881,938	$0	$79,406,291
Invesco Pacific Growth Fund